UNITED STATES
SECURITIES AND EXCHANGE COMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number
This Amendment: [   ] is a restatement
		              [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Dallas Investment Management
Address: 5956 Sherry Lane
    	    Suite 1600
	        Dallas, TX 75225

13F File Number: 28-5468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager

Name:  David Ackerman
Title: Partner
Phone:  214-361-5391
David B. Ackerman	Dallas, Texas November 12, 1999


Report Type:

[ X ]	13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:   $32,276



List of Other Included Managers:

FORM 13F INFORMATION TABLE
                         TITLE OF            VALUE    SHARES/ PUT/ INVSTMT  OTHERS  VOTING AUTHORITY
NAME OF ISSUER            CLASS     CUSIP   (X$1000)  PRN AMT CALL DSCRETN MANAGERS  SOLE   SHARED  NONE

Albertson's               COMMON   013104104    791  20,000SH      20,000           20,000
American Home Products    COMMON   026609107  1,394  33,600SH      33,600           33,600
Arrow Electronics         COMMON   042735100    353  20,000SH      20,000           20,000
BP Amoco PLC              COMMON   055622104  1,466  13,233SH      13,233           13,233
Burlington Resources      COMMON   122014103  1,654  45,000SH      45,000           45,000
Cabot Oil & Gas           COMMON   127097103  2,070 120,000SH     120,000          120,000
Charming Shoppes          COMMON   161133103    923 180,000SH     180,000          180,000
Coachman Industries       COMMON   189873102    775  50,000SH      50,000           50,000
EOG Resources             COMMON   26875P101  2,550 120,000SH     120,000          120,000
Equitable Resources       COMMON   294549100  2,118  56,000SH      56,000           56,000
GTE Corp.                 COMMON   362320103  1,230  16,000SH      16,000           16,000
Jostens Inc.              COMMON   481088102  1,817  95,000SH      95,000           95,000
Luby's Cafeteria          COMMON   549282101  1,035  90,000SH      90,000           90,000
Mitchell Energy Cl B      COMMON   606592301  2,350 100,000SH     100,000          100,000
Noble Affiliates          COMMON   654894104  1,305  45,000SH      45,000           45,000
Phillips Petroleum        COMMON   718507106    975  20,000SH      20,000           20,000
Questar Corp.             COMMON   748356102  2,182 120,400SH     120,400          120,400
SAFECO                    COMMON   786429100    448  16,000SH      16,000           16,000
Santa Fe Snyder           COMMON   80218K105  1,660 184,500SH     184,500          184,500
Southwestern Energy       COMMON   845467109  1,812 200,000SH     200,000          200,000
Texaco                    COMMON   881694103  1,263  20,000SH      20,000           20,000
Utilicorp United          COMMON   918005109    632  30,000SH      30,000           30,000
Valero Energy             COMMON   91913Y100    770  40,000SH      40,000           40,000
Wisconsin Energy          COMMON   976657106    703  30,000SH      30,000           30,000